UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich___           New York, New York          February 17, 2004
-----------------------         --------------------          -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number             Name


             28- 06285              Sandler Capital Management
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:   $18,475
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                  FORM 13F INFORMATION TABLE
                                                        JOHN KORNREICH
                                                       December 31, 2003


      COLUMN 1                     COLUMN  2     COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8

                                                            VALUE     SHARES/ SH/ PUT/  INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    x($1000)  PRN AMT PRN CALL  DISCRETN   MANAGERS   SOLE    SHARED  NONE
AMC ENTMT INC                   COM              001669100    608     40000    SH        SOLE         1      40000      0      0
BELO CORP                       COM SER A        080555105   1219     43000    SH        SOLE         1      43000      0      0
CABLEVISION                     CL A NY CABLVS   12686C109   2217     94773    SH        SOLE         1      94773      0      0
COMCAST CORP NEW                CL A             20030N101    272      8310    SH        SOLE         1       8310      0      0
COMCAST CORP NEW                CL A SPL         20030N200   2754     88000    SH        SOLE         1      88000      0      0
COX COMMUNICATIONS INC          CL A             224044107   1378     40000    SH        SOLE         1      40000      0      0
FOX ENTMT GROUP INC             CL A             35138T107    656     22500    SH        SOLE         1      22500      0      0
GRAY TELEVISION INC             COM              389375106    756     50000    SH        SOLE         1      50000      0      0
INSIGHT COMMUNICATIONS INC      CL A             45768V108    517     50000    SH        SOLE         1      50000      0      0
LIBERTY MEDIA CORP NEW          COM              530718105    723     60792    SH        SOLE         1      60792      0      0
MEDIACOM COMMUNICATIONS CORP    CL A             58446K105    216     25000    SH        SOLE         1      25000      0      0
NEWS CORP LTD                   SP ADR PFD       652487802   1588     52500    SH        SOLE         1      52500      0      0
REGAL ENTMT GRP                 CL A             758766109    821     40000    SH        SOLE         1      40000      0      0
TRIBUNE CO NEW                  COM              896047107   1806     35000    SH        SOLE         1      35000      0      0
UNITEDGLOBALCOM                 CL A             913247508    594     70000    SH        SOLE         1      70000      0      0
UNIVISION COMMUNICATIONS INC    CL A             914906102    397     10000    SH        SOLE         1      10000      0      0
VIACOM INC                      CL B             925524308    939     21150    SH        SOLE         1      21150      0      0
VODAFONE GROUP PLC NEW          SPONSORED ADR    92857W100   1014     40500    SH        SOLE         1      40500      0      0


































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